Business acquisitions - Disclosure of business combination (Details) - Tesco Personal Finance PLC £ in Millions	Nov. 01, 2024 GBP (£)
Assets
Cash and balances at central banks	£ 337
Cash and collateral and settlement balances	50
Loans and advances at amortised costs to customers	8,085
Loans and advances at amortised cost to banks	70
Derivative financial instruments	20
Goodwill and intangible assets	83
Property, plant and equipment	21
Other assets	132
Total assets	8,798
Liabilities
Deposits at amortised cost from customers	(6,923)
Debt securities in issue	(554)
Other liabilities	(83)
Provisions	(65)
Total liabilities	(7,625)
Gross exposure
Assets
Loans and advances at amortised costs to customers	8,634
Accumulated impairment
Assets
Loans and advances at amortised costs to customers	(209)
Credit card receivables
Assets
Loans and advances at amortised costs to customers	4,051
Goodwill and intangible assets	66
Credit card receivables | Gross exposure
Assets
Loans and advances at amortised costs to customers	4,323
Credit card receivables | Accumulated impairment
Assets
Loans and advances at amortised costs to customers	(133)
Unsecured loan receivables
Assets
Loans and advances at amortised costs to customers	4,034
Unsecured loan receivables | Gross exposure
Assets
Loans and advances at amortised costs to customers	4,311
Unsecured loan receivables | Accumulated impairment
Assets
Loans and advances at amortised costs to customers	(76)
Core deposit intangibles
Assets
Goodwill and intangible assets	£ 17